INCOME TAXES (Reconciliation of Canadien Statutory Rate to Net Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
INCOME TAXES [Abstract]
Income (loss) before income taxes	$ (55,088)	$ (33,800)
Statutory income tax rate	26.50%	27.92%
Expected income tax recovery	(14,598)	(9,437)
Change in enacted rates	(3,312)
Research and development tax credits	(2,039)
Foreign tax rate differences	(1,036)	422
Change in valuation allowances	16,132	12,294
Prior year adjustments	2,545	88
Non-deductible expenses and non-taxable income	2,498	(3,455)
Other	(271)	(16)
Income tax expense (recovery)	$ (81)	$ (104)